Note 8 - Shareholders' Equity (Details Textual) - USD ($)			1 Months Ended		6 Months Ended		12 Months Ended
	Sep. 28, 2015	Sep. 04, 2015	Jun. 30, 2016	Apr. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 27, 2013
SBR [Member] | General and Administrative Expense [Member]
Business Acquisition, Transaction Costs							$ 325,000
SBR [Member] | Private Placement [Member]
Proceeds from Issuance of Common Stock		$ 1,513,000
SBR [Member]
Debt Conversion, Original Debt, Amount		$ 2,800,000
Debt Instrument, Convertible, Conversion Price		$ 1.125
Notes Assumed							250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.1875						$ 0.25
Warrant Exercise Price Adjustment				$ 170,625
Proceeds from Warrant Exercises							$ 375,000	$ 25,000
Cimarron [Member]
Common Stock, Shares, Outstanding		1,450,322					2,550,000
Stock Issued During Period, Shares, New Issues		762,500
Stock Issued During Period, Shares, Warrants Exercised							2,100,000
Sampleminded, Inc. [Member]
Notes Assumed	$ 305,000
Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			975,500		975,500
Stock Issued During Period, Shares, New Issues			1,951,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.50		$ 1.50
Merger, Number of Shares Called by Rights		28,442,484
Merger, Number of Shares For Every Cancelled Share		4
Merger Agreement, Ownership Percentage by Former Shareholders		98.80%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		5,043,600					3,463,600	5,487,752	6,851,352
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,550,000
Common Stock, Shares, Outstanding			31,881,306		31,881,306		29,892,806	5,688,927
Notes Assumed							$ 250,000
Capital Stock, Shares Authorized							110,000,000
Common Stock, Shares Authorized			200,000,000		200,000,000		100,000,000	20,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized			20,000,000		20,000,000		10,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Proceeds from Issuance of Common Stock						$ 350,000	$ 1,513,000
Proceeds from Warrant Exercises						$ 400,000	$ 400,000